DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Level 3 - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative liability, beginning	$ 9,827,723	$ 4,822,398	$ 4,042,910
Change in derivative liabilities from new notes payable	142,164	561,164	622,518
Change in derivative liability from conversion of notes payable	(375,083)	(991,929)	(493,101)
Change in derivative liability - derivative expense	2,052,882	5,436,087	650,071
Derivative liability, ending	$ 11,647,686	$ 9,827,723	$ 4,822,398